UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number    811-08236

                                         Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                                 Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Funds

50 South LaSalle Street

                                Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code:        (312) 557-2790

Date of fiscal year end:  November 30

Date of reporting period:  November 30, 2011

Item 1. Reports to Stockholders.

GLOBAL TACTICAL ASSET ALLOCATION FUND

2	PORTFOLIO MANAGEMENT COMMENTARY

3	STATEMENT OF ASSETS AND LIABILITIES

4	STATEMENT OF OPERATIONS

5	STATEMENTS OF CHANGES IN NET ASSETS

6	FINANCIAL HIGHLIGHTS

7	SCHEDULE OF INVESTMENTS

7	GLOBAL TACTICAL ASSET ALLOCATION FUND

8	NOTES TO THE FINANCIAL STATEMENTS

15	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

16	TAX INFORMATION

17	FUND EXPENSES

18	TRUSTEES AND OFFICERS

23	APPROVAL OF ADVISORY AGREEMENT

27	INVESTMENT CONSIDERATIONS

28	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Global Tactical Asset Allocation Fund shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Global Tactical Asset Allocation Fund prospectus, which contains complete information about Northern Global Tactical Asset Allocation Fund’s investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Performance calculations reflect fee waivers and reimbursements in effect. In the absence of fee waivers and reimbursements, total return would have been reduced. Total return is based on net change in net asset value (NAV) assuming reinvestment of all dividends and distributions.

Performance of the Fund is compared to various market indices. Unlike a mutual fund, the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

The recent volatility in the stock market has produced short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, the Northern Global Tactical Asset Allocation Fund’s performance may be subject to substantial short-term changes.

This report contains certain forward-looking statements about factors that may affect the performance of the Northern Global Tactical Asset Allocation Fund in the future. These statements are based on Northern Global Tactical Asset Allocation Fund management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Global Tactical Asset Allocation Fund management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS ANNUAL REPORT	1	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND*	(UNAUDITED)

PORTFOLIO MANAGEMENT COMMENTARY

The 12-month period ended November 30, 2011 represented a mixed bag for investors, who spent the period debating a series of familiar but constantly reframed efforts by policymakers to craft workable solutions to global challenges. Investor sentiment ebbed and flowed in tandem with signs of disappointment and progress on several key issues, namely Europe’s debt woes, the U.S. fiscal situation and global/regional growth expectations. The churn associated with the evolution of these issues generated considerable market volatility. Viewing the period through the lens of risk assets, this produced more positive quarters of performance than negative. However, the degree of negative performance by risk assets in the third quarter was particularly severe, evidenced by global equities’ worst quarterly returns since late 2008.

For the 12-month period, the Global Tactical Asset Allocation Fund returned 4.37% compared with returns of 5.19% for the Asset Allocation Blend Index, 7.38% for the Russell 1000® Index and 5.52% for the Barclays Capital U.S. Aggregate Bond Index. Domestic equity market returns were universally positive, tiered by capitalization from large (7.6%) to small (2.6%). In contrast, non-U.S. equities posted losses in both developed (-3.4%) and emerging (-10.4%) regions. Declining interest rates and a flattening of the yield curve produced reasonable gains in fixed income, especially among longer-duration Treasuries and TIPS. Returns on “spread product” were muted by worries about a possible “double-dip” recession and deteriorating liquidity in both investment-grade and high-yield debt markets. Performance results for alternative assets were also mixed. Real estate and commodities both posted moderate losses, while gold, the period’s best-performing asset class, jumped more than 25%.

At the start of the 12-month period, relative to its strategic allocation norms, the Fund was positioned with slight overweights to equities and alternatives, and underweights to fixed income and cash. Over the course of the period a number of modest adjustments were made to sector and sub-sector exposures in the cash, fixed-income and equity segments. These adjustments ultimately moved the Fund’s risk profile to slightly below that of the benchmark. Our current risk positioning anticipates that the U.S. economic expansion will continue to grind forward, and that global investors will support plodding but constructive efforts by policymakers to address Europe’s debt and fiscal issues.

INVESTMENT PERFORMANCE

AVERAGE ANNUAL RETURNS for periods ended November 30, 2011
TOTAL RETURN	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
GLOBAL TACTICAL ASSET ALLOCATION	4.37%	2.12%	3.30%	5.96%

BLEND INDEX	5.19	2.04	4.91	7.34

Performance reflects voluntary and contractual fee waivers and reimbursements in effect. In their absence, performance would be reduced. Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at northernfunds.com.

GROWTH OF A $10,000 INVESTMENT

The benchmark for the Global Tactical Asset Allocation Fund is the Asset Allocation Blend Index (Blend Index). The Blend Index consists of 55% Russell 1000® Index, 30% Barclays Capital U.S. Aggregate Bond Index and 15% MSCI EAFE® Index and MSCI Emerging Markets Index. It is not possible to invest directly in an index.

Information about Investment Considerations can be found on page 27.

PORTFOLIO MANAGERS

PETER J. FLOOD With Northern Trust since 1979

DANIEL J. PHILLIPS With Northern Trust since 2005

FUND FACTS (as of 11/30/11)
TICKER SYMBOL	BBALX
INCEPTION DATE	7/1/93
TOTAL NET ASSETS	$26.4 MILLION
NET ASSET VALUE	$9.97
GROSS EXPENSE RATIO(1)	1.64%
NET EXPENSE RATIO(1)	0.68%

(1) The expense ratios presented are based on the expense ratios as reported in the Fund’s current prospectus, which may differ from the expense ratios presented in the Fund’s financial highlights.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees.

* Prior to August 1, 2011, the Fund operated as the Northern Institutional Global Tactical Asset Allocation Portfolio (the “Predecessor Fund”). On August 1, 2011, the Predecessor Fund was reorganized into the Fund, a newly created series of Northern Funds with the same investment objective and policies as the Predecessor Fund. In connection with the reorganization, the performance record of the Predecessor Fund was carried over to the Fund. The Predecessor Fund’s investment strategy changed from a traditional balanced fund to an asset allocation fund, operating as a fund of funds, on April 1, 2008.

GLOBAL TACTICAL ASSET ALLOCATION FUND	2	NORTHERN FUNDS ANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES	NOVEMBER 30, 2011

Amounts in thousands, except per share data	GLOBAL TACTICAL ASSET ALLOCATION FUND*
ASSETS:
Investments, at cost (1)	$25,981
Investments, at value (2)	$26,499
Dividend income receivable	7
Receivable for fund shares sold	6
Receivable from investment adviser	13
Prepaid and other assets	2
Total Assets	26,527
LIABILITIES:
Payable for securities purchased	84
Payable for fund shares redeemed	25
Payable to affiliates:
Investment advisory fees	1
Administration fees	1
Custody and accounting fees	3
Shareholder servicing fees	2
Trustee fees	4
Accrued other liabilities	34
Total Liabilities	154
Net Assets	$26,373
ANALYSIS OF NET ASSETS:
Capital stock	$32,235
Accumulated undistributed net investment income	5
Accumulated undistributed net realized loss	(6,385)
Net unrealized appreciation	518
Net Assets	$26,373
Shares Outstanding ($.0001 par value, unlimited shares authorized):	2,645
Net Asset Value, Redemption and Offering Price Per Share:	$9.97

(1)	Amount includes cost of $24,561 in affiliated funds.
(2)	Amount includes value of $24,924 in affiliated funds.
*	Formerly the Global Tactical Asset Allocation Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

NORTHERN FUNDS ANNUAL REPORT	3	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

STATEMENT OF OPERATIONS	FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2011

Amounts in thousands	GLOBAL TACTICAL ASSET ALLOCATION FUND*
INVESTMENT INCOME:
Dividend income (1)	$500
Other income	36
Total Investment Income	536
EXPENSES:
Investment advisory fees	46
Administration fees	22
Custody fees	48
Accounting fees	8
Transfer agent fees	10
Blue sky fees	51
Printing fees	25
Audit fees	29
Legal fees	7
Shareholder servicing fees	7
Trustee fees	7
Other	13
Total Expenses	273
Less waivers of investment advisory fees	(18)
Less expenses reimbursed by administrator	(88)
Less expenses reimbursed by investment adviser	(114)
Net Expenses	53
Net Investment Income	483
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains on investments (2)	1,155
Net change in unrealized depreciation on investments (3)	(543)
Net Gains	612
Net Increase in Net Assets Resulting from Operations	$1,095

(1)	Amount includes dividend income from affiliated funds of $485.
(2)	Amount includes net realized gain from affiliated funds of $787 and capital gain distributions from affiliated funds of $3.
(3)	Amount includes net change in unrealized depreciation from affiliated funds of $469.
*	Formerly the Global Tactical Asset Allocation Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION FUND	4	NORTHERN FUNDS ANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

	GLOBAL TACTICAL ASSET ALLOCATION FUND*
Amounts in thousands	2011	2010
OPERATIONS:
Net investment income	$483	$508
Net realized gains	1,155	3,194
Net change in unrealized depreciation	(543)	(2,484)
Net Increase in Net Assets Resulting from Operations	1,095	1,218
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A/Shares share transactions	12,489	(7,698)
Net decrease in net assets resulting from Class C share transactions	(4,234)	(53)
Net decrease in net assets resulting from Class D share transactions	(40)	(11)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	8,215	(7,762)
DISTRIBUTIONS TO CLASS A/SHARES SHAREHOLDERS:
From net investment income	(422)	(424)
Total Distributions to Class A/Shares shareholders	(422)	(424)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
From net investment income	(56)	(86)
Total Distributions to Class C shareholders	(56)	(86)
DISTRIBUTIONS TO CLASS D SHAREHOLDERS:
From net investment income	–	(1)
Total Distributions to Class D shareholders	–	(1)
Total Increase (Decrease) in Net Assets	8,832	(7,055)
NET ASSETS:
Beginning of year	17,541	24,596
End of year	$26,373	$17,541
Accumulated Undistributed Net Investment Income (Loss)	$5	$(1)

*	Formerly the Global Tactical Asset Allocation Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

NORTHERN FUNDS ANNUAL REPORT	5	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

GLOBAL TACTICAL ASSET ALLOCATION FUND*	SHARES/CLASS A SHARES
Selected per share data	2011		2010(1)		2009(1)		2008(1)		2007(1)
Net Asset Value, Beginning of Year	$9.80		$9.33		$7.81		$12.56		$12.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.24	(2)	0.23		0.41		0.22		0.30
Net realized and unrealized gains (losses)	0.19		0.47		1.34		(2.74)		0.42
Total from Investment Operations	0.43		0.70		1.75		(2.52)		0.72
LESS DISTRIBUTIONS PAID:
From net investment income	(0.26)		(0.23)		(0.23)		(0.22)		(0.34)
From net realized gains	–		–		–		(2.01)		(0.43)
Total Distributions Paid	(0.26)		(0.23)		(0.23)		(2.23)		(0.77)
Net Asset Value, End of Year	$9.97		$9.80		$9.33		$7.81		$12.56
Total Return(3)	4.37%		7.66%		22.77%		(23.97)%		5.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$26,373		$13,518		$20,708		$17,426		$61,967
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.25	%(4)(5)	0.25	%(5)	0.24	%(5)	0.37	%(5)(6)	0.61%
Expenses, before waivers, reimbursements and credits	1.50	%(5)	1.03	%(5)	0.99	%(5)	0.77	%(5)(6)	0.82%
Net investment income, net of waivers, reimbursements and credits	2.58	%(2)(4)	2.49%		4.88%		2.25%		2.38%
Net investment income, before waivers, reimbursements and credits	1.33	%(2)	1.71%		4.13%		1.85%		2.17%
Portfolio Turnover Rate	76.63%		87.17%		126.86%		398.83%		147.04%

(1)	Net investment income for the year ended was calculated using the average shares outstanding method.
(2)	The net investment income per share and net investment income ratios include a one-time voluntary contribution of approximately $36,000 relating to shareholder servicing fees earned by Northern Trust, which represents 0.22 percent of average net assets and $0.02 of net investment income per share for the fiscal year ended November 30, 2011.
(3)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, which represents less than 0.005 percent of average net assets for the fiscal year ended November 30, 2011. Absent the additional reimbursements, net investment income would have been decreased by a corresponding amount.
(5)	Expense ratios reflect only the direct expenses of the Fund and not any expenses associated with the underlying funds.
(6)	Expense ratios decreased from the prior year due to the Fund changing its investment strategy to an asset allocation fund.
*	Formerly the Global Tactical Asset Allocation Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION FUND	6	NORTHERN FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND( A )	NOVEMBER 30, 2011

	NUMBER OF SHARES	VALUE (000S)
FUND ALLOCATION – INVESTMENT COMPANIES – 100.5%
FlexShares Morningstar Global Upstream Natural Resources Index Fund (1) *	15,925	$541

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund (1)	20,325	514

SPDR Gold Trust ETF*	9,255	1,575

Northern Funds – Bond Index Fund (1)	317,470	3,457

Northern Funds – Emerging Markets Equity Index Fund (1)	175,025	1,881

Northern Funds – Global Real Estate Index Fund (1)	107,845	808

Northern Funds – High Yield Fixed Income Fund (1)	484,970	3,351

Northern Funds – Mid Cap Index Fund (1)	57,425	676

Northern Institutional Funds – Diversified Assets Portfolio (1)	108,255	108

Northern Institutional Funds – Equity Index Portfolio (1)	542,725	6,724

Northern Institutional Funds – International Equity Index Portfolio (1)	354,125	2,713

Northern Institutional Funds – Short Bond Portfolio (1)	183,595	3,472

Northern Institutional Funds – Small Company Index Portfolio (1)	40,965	679
Total Investment Companies
(Cost $25,981)		26,499

Total Investments – 100.5%
(Cost $25,981)		26,499
Liabilities less Other Assets – (0.5)%		(126)
NET ASSETS – 100.0%		$26,373

(1)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to other Northern Funds, to the Northern Institutional Funds and to FlexShares Trust.
*	Non-Income Producing Security

ETF – Exchange Traded Fund

NF – Northern Funds

NIF – Northern Institutional Funds

TIPS – Treasury Inflation Protected Securities

Percentages shown are based on Net Assets.

At November 30, 2011, the asset class weightings (unaudited) for the Global

Tactical Asset Allocation Fund were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity – Large	25.4%	NIF Equity Index
U.S. Equity – Mid	2.6	NF Mid Cap Index
U.S. Equity – Small	2.6	NIF Small Company Index
Non U.S. Equity – Developed	10.2	NIF International Equity Index
Non U.S. Equity – Emerging Markets	7.1	NF Emerging Markets Equity Index
Global Real Estate	3.0	NF Global Real Estate Index
U.S. Bonds – High Yield	12.7	NF High Yield Fixed Income
U.S. Bonds – Intermediate	13.1	NF Bond Index
U.S. Bonds – Inflation Protected	1.9	FlexShares iBoxx 5-Year Target Duration TIPS Index
U.S. Bonds – Short	13.1	NIF Short Bond
Gold	5.9	SPDR Gold Trust ETF
Global Natural Resources	2.0	FlexShares Morningstar Global Upstream Natural Resources Index
Cash	0.4	NIF Diversified Assets
Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Tactical Asset Allocation Fund’s investments, which are carried at fair value, as of November 30, 2011:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investment Companies	$26,499	$–	$–	$26,499

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At November 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

(A) Formerly the Global Tactical Asset Allocation Portfolio of the Northern Institutional Funds. See Note 1 in the Financial Statements.

See Notes to the Financial Statements.

NORTHERN FUNDS ANNUAL REPORT	7	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 44 portfolios as of November 30, 2011, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Global Tactical Asset Allocation Fund (the “Fund”) is a separate, diversified investment portfolio of the Trust. The Fund seeks to provide long-term capital appreciation and current income by investing primarily in shares of a combination of underlying mutual funds to which Northern Trust Investments, Inc. (“NTI”), the Fund’s investment adviser, or an affiliate acts as investment adviser. The Fund also may invest in other unaffiliated mutual funds and exchange-traded funds (“ETFs”) (together with affiliated underlying funds and ETFs, the “Underlying Funds”) and other securities and investments not issued by mutual funds.

NTI is a subsidiary of The Northern Trust Company (“Northern Trust”). Northern Trust serves as the custodian and transfer agent for the Fund. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

Prior to August 1, 2011, the Fund operated as the Global Tactical Asset Allocation Portfolio (the “Predecessor Fund”), an investment portfolio of the Northern Institutional Funds. The Predecessor Fund was authorized to issue three classes of shares: Class A, Class C and Class D. Each class was distinguished by the level of administrative, liaison and transfer agent services provided. The Predecessor Fund, pursuant to a Plan of Reorganization approved by the Predecessor Fund’s Board of Trustees on February 17, 2011, was reorganized into the Fund on August 1, 2011 (the “Reorganization”), at which time the Predecessor Fund transferred all its assets to the Fund in exchange for shares of the Fund and the Fund’s assumption of all the liabilities of the Predecessor Fund. Upon closing of the Reorganization, holders of the Predecessor Fund’s Class A, Class C and Class D shares received shares of the Fund. The Reorganization was tax-free.

Prior to the Reorganization, the Fund had no net assets or operations and therefore, activity shown in the Statement of Operations and Statements of Changes in Net Assets prior to the Reorganization represents the operations and changes in net assets of the Predecessor Fund. The cost basis of the investments transferred from the Predecessor Fund was carried forward to the Fund for accounting and tax purposes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities. Such prices may be determined taking into account other similar security prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of mutual fund companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments, with a maturity of 60 days or less, are valued at amortized cost, which the investment adviser has determined, pursuant to the Board of Trustees’ authorization, approximates fair value.

GLOBAL TACTICAL ASSET ALLOCATION FUND	8	NORTHERN FUNDS ANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOVEMBER 30, 2011

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment adviser under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by the Fund if an event occurs after the publication of fair values normally used by the Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by the Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

The use of fair valuation involves the risk that the values used by the Fund to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

For the fiscal year ended November 30, 2011, other income includes a one-time voluntary contribution of approximately $36,000 by Northern Trust, relating to shareholder servicing fees earned by Northern Trust.

C) EXPENSES The Fund is charged for those expenses that are directly attributable to the Fund. Prior to August 1, 2011, certain expenses arising in connection with a class of shares of the Predecessor Fund were charged to that class of shares, and all other expenses were allocated among the classes based on relative net assets. Expenses incurred which do not specifically relate to the Fund are allocated among all funds in the Trust in proportion to each fund’s relative net assets. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.

D) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid quarterly.

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. The Fund may periodically make reclassifications among certain capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and GAAP. The reclassifications may relate to net operating losses, expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values per share of the Fund. At November 30, 2011, the Fund reclassified approximately $1,000 of accumulated net realized gains (losses) to accumulated undistributed net investment income.

E) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

At November 30, 2011, the capital loss carryforward for U.S. federal income tax purposes and its respective year of expiration was as follows:

Amounts in thousands	NOVEMBER 30, 2017
Global Tactical Asset Allocation	$6,267

The Fund may offset future capital gains with this capital loss carryforward. At November 30, 2011, the Fund utilized capital loss carryforwards of $1,079 (in thousands) for U.S. federal income tax purposes.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules affecting the Fund. In general the provisions of the Act will be effective for the Fund’s fiscal year ending November 30, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses are utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Income Taxes” section

NORTHERN FUNDS ANNUAL REPORT	9	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS continued

of the financial statements notes for the fiscal year ending November 30, 2012.

At November 30, 2011, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Global Tactical Asset Allocation	$8	$ —	$399

*	Ordinary income includes short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2011, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Tactical Asset Allocation	$478	$ —

*	Ordinary income includes short-term capital gains, if any.

The tax character of distributions paid by the Predecessor Fund during the fiscal year ended November 30, 2010, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Tactical Asset Allocation	$511	$ —

*	Ordinary income includes short-term capital gains, if any.

As of November 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition or disclosure. The Fund’s federal tax returns filed for the fiscal years ended November 30, 2007 through November 30, 2010 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as Interest expense on the Statement of Operations.

3. SERVICE PLANS

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Fund. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Fund beneficially owned by their customers. These expenses are included in the Statement of Operations under Shareholder servicing fees for the fiscal year ended November 30, 2011.

Prior to August 1, 2011, the Northern Institutional Funds adopted a Shareholder Servicing Plan pursuant to which it entered into agreements with institutions or other financial intermediaries under which they rendered certain shareholder administrative support services for their customers or other investors who beneficially owned Class C and D shares of the Predecessor Fund. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary received a fee at an annual rate of up to 0.15 percent and 0.25 percent of the average daily net assets of the outstanding Class C and D shares of the Predecessor Fund, respectively.

Class-specific shareholder servicing fees incurred by the Predecessor Fund for the eight months ended July 31, 2011 are included in the Statement of Operations under Shareholder servicing fees and were as follows:

Amounts in thousands	CLASS C	CLASS D
Global Tactical Asset Allocation	$4	$ —

4. BANK BORROWINGS

Prior to December 9, 2010, the Trust had a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. The interest rate charged under the agreement was dependent on the type of loan. For base rate loans, the interest rate was the sum of the applicable margin (either 0.75 percent or zero) and the highest of (i) 0.50 percent in excess of the Federal Funds Rate, (ii) 1.00 percent in excess of the Adjusted London Interbank Offered Rate (“LIBOR”) and (iii) the prime lending rate. For LIBOR loans, the interest rate was the sum of the applicable margin (0.75 percent) and the LIBOR then in effect. For an Interbank Offered Rate (“IBOR”) loan, the interest rate was the sum of the applicable margin (0.75 percent) and the IBOR then in effect. In addition, there was an annual commitment fee of 12 basis points on the unused portion of the credit line under the agreement, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations.

Effective December 9, 2010, the Trust entered into a $150,000,000 senior unsecured revolving credit facility administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month LIBOR on the date of borrowing exceeds the Federal Funds Rate, the amount by which it

GLOBAL TACTICAL ASSET ALLOCATION FUND	10	NORTHERN FUNDS ANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOVEMBER 30, 2011

so exceeds, plus (iii) 1.25 percent. In addition, there is an annual commitment fee of 10 basis points on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations.

At a meeting held on November 4, 2011, the Fund’s Board of Trustees approved an agreement that modified the Credit Facility (as so modified, the “New Credit Facility”). The interest rate charged under the New Credit Facility will be equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month LIBOR on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there will be an annual commitment fee of 8 basis points on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on December 1, 2011 and will expire on November 29, 2012, unless renewed.

At November 30, 2011, the Fund did not have any outstanding borrowings.

The Fund did not have any borrowings or incur any interest expense during the fiscal year ended November 30, 2011.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment adviser is entitled to an advisory fee, computed daily and payable monthly, at the annual rate set forth in the following table (expressed as a percentage of the Fund’s average daily net assets). For the fiscal year ended November 30, 2011, the investment adviser contractually agreed to waive a portion of the advisory fees as shown in the accompanying Statement of Operations. Prior to August 1, 2011, the investment adviser was entitled to an advisory fee at the same annual rate as compensation for advisory services with respect to the Predecessor Fund. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the fiscal year ended November 30, 2011, were as follows:

	ANNUAL ADVISORY FEE	LESS CONTRACTUAL WAIVER	ADVISORY FEE AFTER WAIVER
Global Tactical Asset Allocation	0.25%	0.10%	0.15%

NTI has contractually agreed to waive a portion of its advisory fees and reimburse certain expenses of the Fund so that after such reimbursement the total annual net fund operating expenses of the Fund will not exceed 0.25 percent of the average daily net assets outstanding for the Fund. NTI will first waive advisory fees payable and then reimburse other operating expenses of the Fund to the extent the amount of difference between the Fund’s operating expenses and the expense limit exceeds the advisory fees payable by the Fund. The advisory fees waived under this agreement are included in Less waivers of investment advisory fees as a reduction to Total Expenses on the Statement of Operations. The expenses reimbursed under this agreement are included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses on the Statement of Operations. The contractual waiver and reimbursement arrangements are expected to continue until at least July 31, 2012. After this date, the investment adviser or the Fund may terminate the contractual arrangements. The Board of Trustees may terminate the contractual arrangements at any time with respect to the Fund if it determines that it is in the best interest of the Fund and its shareholders.

As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Fund. Prior to August 1, 2011, Northern Trust received a fee, computed daily and payable monthly, at an annual rate of 0.01 percent, 0.10 percent and 0.15 percent of the average daily net assets of the outstanding Class A, C and D shares, respectively, of the Predecessor Fund.

Class-specific transfer agent fees incurred by the Predecessor Fund for the eight months ended July 31, 2011 are included in the Statement of Operations under Transfer agent fees and were as follows:

Amounts in thousands	CLASS A	CLASS C	CLASS D
Global Tactical Asset Allocation	$1	$3	$ —

For compensation as administrator, NTI is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of the Fund’s average daily net assets.

NTI also acted as administrator to the Predecessor Fund. NTI was entitled to an administration fee from the Predecessor Fund at the annual rate 0.10 percent of the average daily net assets of the Predecessor Fund. Under the administration agreement with Northern Institutional Funds, NTI had agreed to reimburse expenses (including fees payable to NTI for its services as administrator, but excluding management fees, transfer agency fees, service agent fees, taxes, interest and other extraordinary expenses) that exceed on an annualized basis 0.10 percent of the Predecessor Fund’s average daily net assets. In addition, NTI had contractually agreed to reimburse an additional portion of the Predecessor Fund’s expenses so that the Predecessor Fund’s expenses did not exceed 0.09 percent of its average daily net

NORTHERN FUNDS ANNUAL REPORT	11	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS continued

assets. The expenses reimbursed during the eight months ended July 31, 2011, under such arrangements are shown as Less expenses reimbursed by administrator in the accompanying Statement of Operations.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Fund. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board of Trustees. The Fund has entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. Custodian credits, if any, are reflected in the Fund’s Statement of Operations.

Northern Funds Distributors, LLC, the distributor for the Fund, received no compensation from the Fund under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Fund. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in Trustee fees on the Statement of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Fund and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. INVESTMENT IN NORTHERN INSTITUTIONAL FUNDS-DIVERSIFIED ASSETS PORTFOLIO

The Fund currently invests uninvested cash in the Diversified Assets Portfolio (the “Portfolio”) of Northern Institutional Funds, an investment company which is advised by NTI, pursuant to the terms of an exemptive order issued by the SEC. Accordingly, the Fund will bear indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the Portfolio pays to NTI and/or its affiliates. The aggregate annual rate of advisory, administration, transfer agency and custody fees payable to the investment adviser and/or its affiliates on any assets invested in the Portfolio is 0.35 percent of the average daily net asset value of those assets. However, pursuant to the exemptive order, the investment adviser will reimburse the Fund for advisory fees otherwise payable to the Fund on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses on the Statement of Operations. The exemptive order requires the Fund’s Board of Trustees to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

7. INVESTMENT TRANSACTIONS

For the fiscal year ended November 30, 2011, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund (including the Predecessor Fund) were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Global Tactical Asset Allocation	$ —	$23,307	$ —	$14,560

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

At November 30, 2011, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION		NET APPRECIATION	COST BASIS OF SECURITIES
Global Tactical Asset Allocation	$650		$(251)	$399	$26,100

GLOBAL TACTICAL ASSET ALLOCATION FUND	12	NORTHERN FUNDS ANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOVEMBER 30, 2011

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the fiscal year ended November 30, 2011, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Shares/Class A	1,557	$15,392	40	$401	(330)	$(3,304)	1,267	$12,489
Class C	24	253	6	56	(437)	(4,543)	(407)	(4,234)
Class D	—	—	—	—	(4)	(40)	(4)	(40)

Transactions in capital shares by the Predecessor Fund for the fiscal year ended November 30, 2010, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET DECREASE IN SHARES	NET DECREASE IN NET ASSETS
Class A	120	$1,140	45	$422	(1,008)	$(9,260)	(843)	$(7,698)
Class C	38	355	9	86	(52)	(494)	(5)	(53)
Class D	—	—	—	—	(1)	(11)	(1)	(11)

9. AFFILIATED PORTFOLIOS

Transactions in affiliated portfolios for the fiscal year ended November 30, 2011, were as follows:

Amounts in thousands	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD
FlexShares Morningstar Global Upstream Natural Resources Index Fund	$—	$537	$57	$3	$—	$541
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	—	545	37	—	—	514
Northern Funds — Bond Index Fund	2,282	3,270	2,133	56	91	3,457
Northern Funds — Emerging Markets Equity Index Fund	1,579	1,699	1,319	196	25	1,881
Northern Funds — Global Real Estate Index Fund	525	617	328	32	12	808
Northern Funds — High Yield Fixed Income Fund	1,930	2,565	1,072	39	157	3,351
Northern Funds — Mid Cap Index Fund	350	643	356	30	3	676
Northern Institutional Funds — Diversified Assets Portfolio	532	7,991	8,415	—	—	108
Northern Institutional Funds — Equity Index Portfolio	3,686	5,120	2,423	250	92	6,724
Northern Institutional Funds — International Equity Index Portfolio	2,281	2,862	2,400	126	48	2,713
Northern Institutional Funds — Short Bond Portfolio	2,282	2,771	1,566	9	52	3,472
Northern Institutional Funds — Small Company Index Portfolio	350	748	453	46	5	679
	$15,797	$29,368	$20,559	$787	$485	$24,924

NORTHERN FUNDS ANNUAL REPORT	13	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS continued	NOVEMBER 30, 2011

10. NEW ACCOUNTING PRONOUNCEMENTS

On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”), modifying Accounting Standards Codification (“ASC”) 820. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU 2011-04 requires reporting entities to disclose 1) the amounts of and reasons for any transfers between Level 1 and Level 2, and 2) for Level 3 fair value measurements: a) quantitative information about significant unobservable inputs used, b) a description of the valuation procedures used by the reporting entity, and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU 2011-04 is for annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this requirement and the impact it will have on the Fund’s financial statement disclosures.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements were issued and has concluded that there are no subsequent events relevant for financial statement disclosure.

GLOBAL TACTICAL ASSET ALLOCATION FUND	14	NORTHERN FUNDS ANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Northern Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Global Tactical Asset Allocation Fund (the “Fund”), formerly the Global Tactical Asset Allocation Portfolio of the Northern Institutional Funds, one of the portfolios constituting the Northern Funds, as of November 30, 2011, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The Fund’s statement of changes and the financial highlights for the periods ended prior to November 30, 2011 were audited by other auditors whose report, dated January 24, 2011, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2011, by correspondence with the Funds’ custodian and brokers; where replies were not received by brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Global Tactical Asset Allocation Fund as of November 30, 2011, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois

January 20, 2012

NORTHERN FUNDS ANNUAL REPORT	15	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

TAX INFORMATION	NOVEMBER 30, 2011 (UNAUDITED)

CORPORATE DIVIDENDS-RECEIVED DEDUCTION – A percentage of the dividends distributed during the fiscal year for the Fund qualifies for the dividends-received deduction for corporate shareholders:

FUND	CORPORATE DRD PERCENTAGE
Global Tactical Asset Allocation Fund	16.65%

QUALIFIED DIVIDEND INCOME – Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended November 30, 2011 are designated as “qualified dividend income,” as defined in the Act, subject to reduced tax rates in 2011:

FUND	QUALIFIED DIVIDEND PERCENTAGE
Global Tactical Asset Allocation Fund	33.03%

GLOBAL TACTICAL ASSET ALLOCATION FUND	16	NORTHERN FUNDS ANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

FUND EXPENSES	NOVEMBER 30, 2011 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, if any, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2011, through November 30, 2011.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 6/1/11 - 11/30/11” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The information does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds which may result in different expense ratios in the Financial Highlights.

GLOBAL TACTICAL ASSET ALLOCATION

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/11	ENDING ACCOUNT VALUE 11/30/11	EXPENSES PAID* 6/1/11 - 11/30/11
Actual	0.25%	$1,000.00	$955.20	$1.23
Hypothetical	0.25%	$1,000.00	$1,023.82	$1.27	**

*	Expenses are calculated using the Fund’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the period ended November 30, 2011. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365). Expense ratios for the most recent fiscal half year may differ from expense ratios based on one-year data in the Financial Highlights.

**	Hypothetical expenses are based on the Fund’s actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN FUNDS ANNUAL REPORT	17	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

TRUSTEES AND OFFICERS

Set forth below is information about the Trustees and Officers of Northern Funds. Each Trustee has served in that capacity since he or she was originally elected or appointed to the Board of Trustees. Each Trustee oversees a total of 64 portfolios in the Northern Funds Complex—Northern Funds offers 44 portfolios and Northern Institutional Funds offers 20 portfolios.* The Northern Funds’ Statement of Additional Information contains additional information about the Trustees and is available upon request and without charge by calling 800-595-9111.

NON-INTERESTED TRUSTEES
NAME, ADDRESS (1), AGE, POSITIONS HELD WITH FUNDS AND LENGTH OF SERVICE AS NORTHERN FUNDS TRUSTEE (2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE (3)

William L. Bax Age: 68 Trustee since 2005

•  Managing Partner of PricewaterhouseCoopers, Chicago (an accounting firm) from 1997 to 2003;

•  Director of Big Shoulders Fund since 1997;

•  Director of Children’s Memorial Hospital since 1998;

•  Trustee of DePaul University from 1998 to 2009;

•  Director of Sears Roebuck & Co. (a retail company) from 2003 to 2005;

•  Director of Andrew Corporation (a communications product company) from 2006 to 2008.

• Arthur J. Gallagher & Co. (an insurance brokerage company).

Edward J. Condon, Jr. Age: 71 Trustee since 2000

•  Chairman and CEO of The Paradigm Group, Ltd. (a financial adviser) since 1993;

•  Principal and Co-Founder of Paradigm Capital, Ltd. (a financial adviser) since 1996;

•  Founding Member and Director of the Illinois Venture Capital Association since 2001;

•  Member of the Board of Directors of the Chicago Children’s Museum from 2001 to 2007;

•  Member of the Board of Governors of The Metropolitan Club since 2003;

•  Member of the Board of Advisors of AAVIN Equity Partners (a private equity firm) since 2005;

•  Member of the National Advisory Board of National Domestic Violence Hotline since 2005;

•  Member of the Board of Directors at LightBridge Healthcare Research Inc. (a healthcare-related educational materials provider) since 2006;

•  Member of Advisory Board of Lextech Global Services (a systems engineering services company) since 2009;

•  Private Equity Administrator of Illinois Technology Development Account from 2003 to 2006;

•  Member of Advisory Council of Northwestern Brain Tumor Institute since 2010;

•  Chairman of ViMedicus, Inc. (a healthcare-related educational material provider) since 2010.

• None

Sharon Gist Gilliam Age: 68 Trustee since 2001

•  Principal Officer, UCG Associates, Inc. (an aviation consulting firm) from 2005 to 2006 and Director from 2005 to 2008;

•  CEO of Chicago Housing Authority from 2006 to 2007;

•  Executive Vice President of Unison-Maximus, Inc. (an aviation and governmental consulting company) from 1989 to 2005.

• None

Sandra Polk Guthman Age: 67 Trustee since 2000

•  Chair and CEO of Polk Bros. Foundation (an Illinois not-for-profit corporation) since 1993;

•  Director of National Public Finance Guarantee Corporation (f/k/a MBIA Insurance Corp. of Illinois) (a municipal bond insurance company) since 1994;

•  Trustee of Rush University Medical Center.

• None

*	Ms. Skinner and Mr. Potter each oversee a total of 57 portfolios in the Northern Funds Complex—37 portfolios offered by Northern Funds and 20 offered by Northern Institutional Funds.

GLOBAL TACTICAL ASSET ALLOCATION FUND	18	NORTHERN FUNDS ANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOVEMBER 30, 2011 (UNAUDITED)

NON-INTERESTED TRUSTEES
NAME, ADDRESS (1), AGE, POSITIONS HELD WITH FUNDS AND LENGTH OF SERVICE AS NORTHERN FUNDS TRUSTEE (2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE (3)

Michael H. Moskow Age: 73 Trustee since 2008

•  Vice Chairman and Senior Fellow on the Global Economy at the Chicago Council on Global Affairs since 2007;

•  Director of Commonwealth Edison since 2007;

•  President and Chief Executive Officer of the Federal Reserve Bank of Chicago from 1994 to 2007;

•  Director of Education Corporation of America since 2008;

•  Chairman of the Japan America Society of Chicago since 2009;

•  Former Chairman and Current Member of the Board of Directors, National Bureau of Economic Research from 1978 to 1991, and since 1993;

•  Member of the Board of Trustees of the Northwestern Memorial Foundation from 2004 to 2010;

•  Member of the Board of Directors of the Civic Consulting Alliance since 2002;

•  Member of the Board of Directors of the Chicago Workforce Investment Council (f/k/a Chicago LEADS Civic Advisory Board) since 2009;

•  Member of the Board of Directors of The Chicago Council on Global Affairs since 1995;

•  Member of the Board of Directors of the Council on Foreign Relations from 1998 to 2008;

•  Member of the Board of Trustees of Lafayette College since 1996;

•  Member of the Board of Directors of the National Futures Association since 2010.

• Discover Financial Services; • Diamond Management and Technology Consultants, Inc. (a management and technology consulting firm); • Taylor Capital Group, Inc. (financial services).

Mary Jacobs Skinner, Esq. Age: 54 Trustee since 1998	• Partner in the law firm of Sidley Austin LLP.	• None

Richard P. Strubel Age: 72 Trustee since 2000 and Chairman since 2008

•  Vice Chairman and Director of Cardean Learning Group (formerly UNext, Inc.) (a provider of educational services via the Internet) from 2004 to 2007;

•  President, Chief Operating Officer and Director of UNext, Inc. from 1999 to 2004.

• Gildan Activewear, Inc. (an athletic clothing marketing and manufacturing company); • Goldman Sachs Mutual Fund Complex (94 portfolios); • Goldman Sachs Closed-End Funds (2 portfolios).

Casey J. Sylla Age: 68 Trustee since 2008

•  Chief Investment Officer, The Allstate Corporation from January to July, 2002;

•  Acting Chief Financial Officer, The Allstate Corporation from May to September, 2002;

•  Chairman and President of the Allstate Financial Group from 2002 to 2007;

•  Chairman of the Investment Committee, Legal and General Investment Management—America, 2007;

•  Board member, University of Wisconsin—Eau Claire Foundation from 2006 to present;

•  Advisor, G.D. Searle Family Trusts from 2010 to present.

• GATX Corporation (transportation services); • Spirit Finance Corporation (real estate investment trust) (2003-2008).

NORTHERN FUNDS ANNUAL REPORT	19	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

TRUSTEES AND OFFICERS continued

INTERESTED TRUSTEE
NAME, ADDRESS (1), AGE, POSITIONS HELD WITH FUNDS AND LENGTH OF SERVICE AS NORTHERN FUNDS TRUSTEE (2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE (3)

Stephen N. Potter (4) Age: 54 Trustee since 2008

•  Director of The Northern Trust Company of Connecticut (f/k/a Northern Trust Global Advisors, Inc.) since May 2008;

•  Chairman of Northern Trust Investments, Inc. since March 2008;

•  President of Northern Trust Global Investments, Ltd. from March 2008 to February 2009;

•  Director of Northern Trust Global Investments, Ltd. from February 2000 to February 2009;

•  Executive Vice President of Northern Trust Corporation since October 2003;

•  Chairman and Chief Executive Officer of Northern Trust Global Services, Ltd. from 2003 to 2008;

•  Chief Executive Officer of Europe, the Middle East and Africa at The Northern Trust Company from 2001 to March 2008;

•  Managing Director, Institutional Group, Northern Trust Global Investments, Ltd. from 1995 to 2001.

• None

(1)	Each Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996.

(2)	Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the last day of the calendar year of the Trust in which he or she attains the age of seventy-five years.

(3)	This column includes only directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934, as amended (i.e., public companies) or other investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

(4)	An “interested person,” as defined by the 1940 Act. Mr. Potter is deemed to be an “interested” Trustee because he is an officer, director, employee, and a shareholder of Northern Trust Corporation and/or its affiliates.

OFFICERS OF THE TRUST (1)
NAME, ADDRESS, AGE, POSITIONS HELD WITH FUNDS AND LENGTH OF SERVICE AS NORTHERN FUNDS OFFICER	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Lloyd A. Wennlund Age: 54 50 South LaSalle Street Chicago, IL 60603 President since 2000

•  Executive Vice President since 2003 and Director since 2001 of Northern Trust Investments, Inc.; Executive Vice President and other positions at The Northern Trust Company and Managing Executive, Mutual Funds for Northern Trust Global Investments since 1994; Director, The Northern Trust Company of Connecticut since August 2006; President and Director of Northern Trust Securities, Inc. from 1997 to 2009.

Eric K. Schweitzer Age: 50 50 South LaSalle Street Chicago, IL 60603 Vice President since 2000	• Senior Vice President at Northern Trust Investments, Inc. since 2001; Senior Vice President at The Northern Trust Company since 2000.

GLOBAL TACTICAL ASSET ALLOCATION FUND	20	NORTHERN FUNDS ANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOVEMBER 30, 2011 (UNAUDITED)

OFFICERS OF THE TRUST(1)
NAME, ADDRESS, AGE, POSITIONS HELD WITH FUNDS AND LENGTH OF SERVICE AS NORTHERN FUNDS OFFICER	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Susan J. Hill Age: 55 50 South LaSalle Street Chicago, IL 60603 Chief Compliance Officer since 2004

•  Chief Compliance Officer of The Northern Trust Company of Connecticut since 2007; Chief Compliance Officer of Northern Trust Global Advisors, Inc. since 2007; Chief Compliance Officer of Northern Trust Investments, Inc. since 2005; Senior Vice President of Northern Trust Investments, Inc. since 2005; Vice President of Northern Trust Investments, Inc. and The Northern Trust Company from 2000 to 2004.

Darlene Chappell Age: 48 50 South LaSalle Street Chicago, IL 60603 Anti-Money Laundering Compliance Officer since May 2009

•  Anti-Money Laundering Compliance Officer for Northern Trust Investments, Inc., Northern Trust Securities, Inc. and The Northern Trust Company of Connecticut since 2009; Vice President and Compliance Consultant for The Northern Trust Company since 2006; Audit Manager — Compliance Department of National Futures Association from 2000 to 2006.

Randal Rein Age: 41 50 South LaSalle Street Chicago, IL 60603 Treasurer since 2008

•  Senior Vice President of Northern Trust Investments, Inc. since 2010 and Senior Vice President of Fund Administration of The Northern Trust Company through 2010; Vice President of Fund Administration of The Northern Trust Company from 2007 to 2010; Second Vice President of Fund Administration of The Northern Trust Company from 2002 to 2007.

Michael Pryszcz Age: 44 50 South LaSalle Street Chicago, IL 60603 Assistant Treasurer since 2008

•  Senior Vice President of Fund Accounting of The Northern Trust Company since 2010; Vice President of Fund Accounting of The Northern Trust Company from 2005 to 2010; Second Vice President of Fund Accounting of The Northern Trust Company from 2000 to 2005.

Richard Crabill Age: 43 50 South LaSalle Street Chicago, IL 60603 Assistant Treasurer since 2008

•  Senior Vice President of Fund Administration of The Northern Trust Company since 2011; Vice President of Fund Administration of The Northern Trust Company from 2005 to 2011; Second Vice President of Fund Administration of The Northern Trust Company from 2002 to 2005.

Michael Meehan Age: 41 50 South LaSalle Street Chicago, IL 60603 Assistant Treasurer since 2011

•  Vice President of Northern Trust Investments, Inc. since 2011; Vice President of Fund Administration of The Northern Trust Company from 2009 to 2011; Second Vice President of Fund Administration of The Northern Trust Company from 2008 to 2009; and Officer of Fund Administration of The Northern Trust Company from 2005 to 2008.

Craig R. Carberry, Esq. Age: 51 50 South LaSalle Street Chicago, IL 60603 Secretary since 2010

•  Senior Counsel at The Northern Trust Company since May 2000; Secretary of Northern Trust Investments, Inc. since 2000; Secretary of NT Alpha Strategies Fund since 2004; Secretary of Northern Trust Global Advisors, Inc. since 2007; Secretary of The Northern Trust Company of Connecticut since 2009; Secretary of NETS Trust from 2008 to 2009.

NORTHERN FUNDS ANNUAL REPORT	21	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

TRUSTEES AND OFFICERS continued	NOVEMBER 30, 2011 (UNAUDITED)

OFFICERS OF THE TRUST(1)
NAME, ADDRESS, AGE, POSITIONS HELD WITH FUNDS AND LENGTH OF SERVICE AS NORTHERN FUNDS OFFICER	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Owen T. Meacham, Esq. Age: 40 50 South LaSalle Street Chicago, IL 60603 Assistant Secretary since 2008

•  Senior Vice President and Senior Regulatory Administration Attorney of The Northern Trust Company since 2011; Vice President and Senior Regulatory Administration Attorney of The Northern Trust Company from 2007 to 2011; Vice President and Product Strategy and Development Manager of ABN AMRO Asset Management from 2005 to 2007.

Jose J. Del Real, Esq. Age: 34 50 South LaSalle Street Chicago, IL 60603 Assistant Secretary since 2011

•  Vice President and Regulatory Administration Attorney of The Northern Trust Company since 2011; Second Vice President and Regulatory Administration Attorney of The Northern Trust Company from 2010 to 2011; and Associate at the law firm of Vedder Price P.C. from 2006 to 2010.

(1)	Each Officer serves until his or her resignation, removal, or retirement, or election of his or her successor.

GLOBAL TACTICAL ASSET ALLOCATION FUND	22	NORTHERN FUNDS ANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

APPROVAL OF ADVISORY AGREEMENT	NOVEMBER 30, 2011 (UNAUDITED)

The Trustees oversee the management of Northern Funds (the “Trust”), and the Trustees determine whether to approve the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Fund with Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”).

The Advisory Agreement was approved with respect to the Fund by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on May 19-20, 2011 (the “Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Meeting, the Trustees received written materials and verbal presentations relating to the Advisory Agreement. The Trustees also reviewed written and verbal reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Meeting, the Trustees considered the Investment Adviser’s verbal presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Meeting without employees of the Investment Adviser present.

The Trustees considered that the Fund was organized as a shell fund to acquire the assets and liabilities of the Global Tactical Asset Allocation Portfolio (the “Predecessor Portfolio”), a series of the Northern Institutional Funds, which was advised by the Investment Adviser. The Fund commenced operations on August 1, 2011. In evaluating the Advisory Agreement at the Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and past years, of the Investment Adviser and its services in connection with other portfolios of the Trust. Both in meetings specifically dedicated to the review of the Advisory Agreement and other meetings held during the year, the Trustees received materials relating to the Investment Adviser’s investment management services. These materials included: (i) information on the investment performance of the Predecessor Portfolio in comparison to other mutual funds and benchmark indices; (ii) general investment outlooks in the markets in which the Fund would invest; (iii) compliance reports; (iv) information about the Investment Adviser’s and its affiliates’ risk management processes; (v) the fee to be charged to and expenses to be borne by the Fund; (vi) the Investment Adviser’s projected profitability and costs; (vii) the qualifications of the Investment Adviser and its affiliates to provide services to the Fund; and (viii) policies adopted by the Investment Adviser regarding brokerage, including soft dollars, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Predecessor Portfolio’s investment performance over different time periods in comparison to the investment performance of a mutual fund peer group and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fee and the total expenses to be borne by the Fund in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged by the Investment Adviser to the Investment Adviser’s other institutional accounts; (v) the Investment Adviser’s staffing for the Fund and the experience of the portfolio manager and other personnel; (vi) the Investment Adviser’s financial resources and its ability to attract and retain portfolio management talent; (vii) the fees to be paid by the Fund to the Investment Adviser and its affiliates for services, and the expenses to be incurred by them in connection with the provision of those services; and (viii) the benefits to be received by the Investment Adviser and its affiliates from their relationships with the Fund, including reports on soft dollar usage and best execution. In connection with their approval of the Advisory Agreement for the Fund, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

As part of their review, the Trustees considered the nature, extent and quality of the services provided and to be provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that were provided to the Predecessor Portfolio and would be provided to the Fund by the Investment Adviser and its affiliates. These services include serving as custodian, transfer agent, and administrator. The Trustees considered the quality of the services provided, as well as the expenditures made by the Investment Adviser and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. The Trustees also considered the Investment Adviser’s record of communicating with and servicing shareholders. Attention was given to the Investment Adviser’s and its affiliates’ efforts to refine the Predecessor Portfolio’s risk management processes, including the steps taken by the Investment Adviser and its affiliates to strengthen the credit risk management processes in the past year. The Trustees also discussed the Investment Adviser’s continued commitments to address the regulatory compliance requirements applicable to the Predecessor Portfolio, the compliance oversight program with respect to all of the Fund’s service providers and the continued active involvement of internal audit in reviewing operations related to the Predecessor Portfolio. The Trustees noted the Investment

NORTHERN FUNDS ANNUAL REPORT	23	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

APPROVAL OF ADVISORY AGREEMENT continued

Adviser’s and its affiliates’ strong financial position, stability, and commitment to growing the mutual fund business. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Predecessor Portfolio and was able to provide quality services to the Fund.

Performance

The Trustees also considered the investment performance of the Predecessor Portfolio. In this regard, the Trustees considered whether the Predecessor Portfolio had operated within its investment objective, as well as its compliance with its investment restrictions and exemptive order conditions. The Trustees also considered the Predecessor Portfolio’s unique structure as a “fund of funds.” They also compared the investment performance of the Predecessor Portfolio to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. The Trustees also reviewed the Predecessor Portfolio’s investment performance relative to its performance benchmark. Information on the Predecessor Portfolio’s investment performance was provided for one, two, three, four, five and ten years, although the Trustees focused primarily on performance since April 2008, which is when the Predecessor Portfolio changed its investment objective and strategies to become a “fund of funds.” The Trustees also considered the Predecessor Portfolio’s investment performance in light of the investment benchmark and objective and the investor base the Predecessor Portfolio was intended to serve. In addition, the Trustees reviewed the consistency of the Investment Adviser’s investment approach for the Predecessor Portfolio. Based on the information received, the Trustees considered that the Predecessor Portfolio was in the first quartile of Lipper peer funds with respect to its performance for the three-year period. Overall, the Trustees concluded that the Investment Adviser had devoted appropriate resources over the years to improving the investment performance of the Predecessor Portfolio.

Fee Rates, Cost of Services and Profitability

The Trustees also considered the Fund’s contractual advisory fee rate; the Fund’s estimated total operating expense ratio; the Investment Adviser’s contractual expense reimbursements with respect to the Fund; and whether a consistent methodology was in place in determining the fees and expenses of the Fund. The Trustees also considered that the Fund’s contractual advisory fee rate and total operating expense ratio (after expense reimbursements) would be the same as the Predecessor Portfolio’s contractual advisory fee rate and total operating expenses (after advisory fee waivers and expense reimbursements). Based on the information provided to them from the Investment Adviser, the Trustees, including a majority of the Independent Trustees, determined that the services to be provided under the Advisory Agreement by the Investment Adviser were in addition to, rather than duplicative of, services that the Investment Adviser provided to the affiliated mutual funds in which the Fund would invest. Information on the services rendered by the Investment Adviser to the Predecessor Portfolio, the fee rate paid by the Predecessor Portfolio under its Advisory Agreement and the Predecessor Portfolio’s total operating expense ratio were also compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Predecessor Portfolio’s fee rate and total operating expense ratio were prepared by Lipper. The Trustees noted that the Predecessor Portfolio’s contractual advisory fee rate and the total expense ratio after waiver of advisory fees and reimbursement of expenses were below its Lipper peer group median and Lipper objective median, respectively. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by it. With regard to these clients, the Trustees considered the difference in services provided by the Investment Adviser, regulatory, operational and compliance differences, board and committee support and other differences. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees to be paid by the Fund.

In addition, the Trustees considered the amount of assets that will be in the Fund; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them. The Trustees reviewed the Investment Adviser’s methodology for allocating costs, recognizing that cost allocation methodologies are inherently subjective. The Trustees noted that, although the Investment Adviser’s methodology was continuously refined, it had remained consistent with what had been presented to the Trustees in prior years and had previously been reviewed by Predecessor Portfolio’s auditors for reasonability. The Trustees also reviewed information with respect to the Investment Adviser’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how these profitability comparisons among advisers may not be meaningful due to the small number of firms in the survey and the numerous other factors that can affect adviser profitability, including, for example, different business lines, firm structure and cost allocation methodology.

Economies of Scale

The Trustees considered the fees to be paid by the Fund to the Investment Adviser and its affiliates for custodial, transfer agency, and administration services, and reviewed information as to whether the Investment Adviser was likely to pass benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser’s view that the Fund may share in economies of scale through the level at which the Fund’s

GLOBAL TACTICAL ASSET ALLOCATION FUND	24	NORTHERN FUNDS ANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOVEMBER 30, 2011 (UNAUDITED)

advisory fees are set and through the Investment Adviser’s contractual expense reimbursements that would limit the expenses for the Fund to specific levels.

Other Benefits to the Investment Adviser

The Trustees also reviewed other benefits that would accrue to the Investment Adviser and its affiliates as a result of its relationship with the Fund. These benefits included fees to be received by the affiliates from the Fund for transfer agency, custodial, administrative functions, as well as the fees for these and other services to be received from the affiliated mutual funds in which the Fund would invest. The Trustees also considered that many of the Fund’s prospective shareholders had other client relationships with The Northern Trust Company.

After deliberation, the Trustees concluded at the Meeting with respect to the Fund that the fees to be paid by the Fund were reasonable in light of the services to be provided by the Investment Adviser, its estimated costs and the Fund’s reasonably foreseeable asset levels, and that the Advisory Agreement should be approved.

NORTHERN FUNDS ANNUAL REPORT	25	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

THIS PAGE INTENTIONALLY LEFT BLANK

GLOBAL TACTICAL ASSET ALLOCATION FUND	26	NORTHERN FUNDS ANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

INVESTMENT CONSIDERATIONS

GLOBAL TACTICAL ASSET ALLOCATION FUND1,2,3,4

1 Asset Allocation Risk: An asset allocation strategy does not guarantee any specific result or profit nor protect against a loss.

2 Equity Risk: Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of the Fund will fluctuate as the value of the securities in the portfolio changes.

3 International Risk: International investing involves increased risk and volatility.

4 Interest Rate Risk: Increases in prevailing interest rates will cause fixed income securities, including convertible securities, held by the Fund to decline in value.

NORTHERN FUNDS ANNUAL REPORT	27	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

GLOBAL TACTICAL ASSET ALLOCATION FUND	28	NORTHERN FUNDS ANNUAL REPORT

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	The registrant has not amended its Code of Ethics during the period covered by this report.

(d)	The registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. William L. Bax is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the registrant’s Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

Items 4(a) – 4(d): Audit, Audit-Related, Tax and All Other Fees

Fees billed by Deloitte & Touche LLP (“Deloitte”), independent registered public accounting firm, related to the Global Tactical Asset Allocation Fund (the “Fund”). Deloitte billed the Fund aggregate fees for services rendered to the Fund for the fiscal year ended November 30, 2011 as follows:

	2011

	All fees and services to the Fund that were pre- approved	All fees and services to service affiliates that were pre- approved

(a) Audit Fees	$16,400	N/A

(b) Audit-Related Fees	$3,390(1)	$0

(c)Tax Fees	$2,860(2)	$0

(d) All Other Fees	$0	$0

(1)	Amount relates to 17f-2 procedures.
(2)	Amounts related to excise distribution calculation review, excise tax return review, and RIC tax review.

“Service affiliates” as it relates to the aggregate “Audit Fees,” “Audit-Related Fees,” “Tax Fees” and “All Other Fees” that were billed by Deloitte for the fiscal year ended November 30, 2011 are Northern Trust Investments, Inc. (“NTI”), Northern Trust Global Investments Limited (“NTGIL”) and The Northern Trust Company of Connecticut (“NTCC”) and entities controlling, controlled by or under common control with NTI, NTGIL and NTCC that provide ongoing services to the registrant for assurance and related services that relate directly to the operations and financial reporting of the registrant. “Audit-Related Fees” are fees that are reasonably related to the performance of the audit or review of the registrant’s financial statements, but not reported as “Audit Fees.” “Tax Fees” are fees for professional services rendered by Deloitte for tax compliance, tax advice and tax planning. “All Other Fees” are for products and services provided by Deloitte other than those reported as Audit, Audit-Related or Tax Fees.

Item 4(e)(1): Pre-Approval Policies and Procedures

Pursuant to the registrant’s Amended and Restated Audit Committee Charter adopted on August 3, 2006, and amended on May 7, 2009 and November 4, 2011, to the extent required by applicable regulations, all audit and non-audit services provided by the independent registered public accountants shall either be: (a) pre-approved by the registrant’s Audit Committee as a whole; or (b) between meetings of the Audit Committee by either the Chairman of the Audit Committee, the registrant’s designated Audit Committee Financial Expert (if any), or another member of the Audit Committee, provided that, in each case, such pre-approvals must be reported to the full Audit Committee at its next meeting.

Item 4(e)(2): Percentage of Fees Pre-Approved

During the time period covered by Items 4(a)-4(d), the registrant’s Audit Committee pre-approved 100% of the non-audit fees billed to the registrant and its service affiliates during the registrant’s last two fiscal years.

Item 4(f): Work Performed by Persons Other than the Principal Accountant

Not applicable.

Item 4(g): Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees and services billed by Deloitte for services rendered to the registrant and service affiliates for the year ended November 30, 2011 were $810,000.

Item 4(h): Non-Audit Services and Independent Accountant’s Independence

The registrant’s Audit Committee has considered whether the provision of non-audit services to service affiliates, not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the registered public accountant’s independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Exhibit 99.CODE: Incorporated by reference to Exhibit 12(a)(1) to the report filed on Form N-CSR on June 3, 2011 (Accession Number 0001193125-11-158309).

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Tactical Asset Allocation Fund, a series of Northern Funds

By	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date: February 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date: February 3, 2012

By	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date: February 3, 2012